FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02790
                                                     ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/08
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS

JUNE 30, 2008

CONTENTS

Statement of Investments ............    3
Notes to Statement of Investments ...   30

                    (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS 97.7%
    CALIFORNIA 89.4%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%,
          10/01/22 ..............................................................   $       730,000   $       731,518
       California Mortgage Insured, 6.125%, 3/01/21 .............................         3,875,000         3,881,975
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ....................         6,000,000         6,030,960
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ....................        20,625,000        20,331,919
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ....         5,000,000         5,057,300
       Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%,
          2/15/30 ...............................................................         5,000,000         5,063,650
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ............         5,525,000         5,576,327
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ...         5,000,000         5,022,200
    ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens
        Apartments, Series A, 5.45%, 4/01/39 ..................................           5,500,000         5,128,090
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital
       Assn., Series A, 6.125%, 8/15/20 .........................................        23,525,000        24,302,736
       Series C, 5.375%, 3/01/21 ................................................         5,000,000         5,051,800
    ABAG Revenue Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%,
       12/15/25 .................................................................         2,830,000         2,890,166
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
       Series A,
       FSA Insured, 5.30%, 10/01/21 .............................................         5,450,000         5,577,367
    Alameda Corridor Transportation Authority Revenue,
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .........        81,685,000        65,977,791
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .........        70,015,000        56,313,064
       AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .........        43,770,000        35,207,275
       AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .........        32,960,000        26,457,322
       Refunding, AMBAC Insured, zero cpn., 10/01/29 ............................        20,000,000         6,148,400
       Refunding, AMBAC Insured, zero cpn., 10/01/30 ............................        41,665,000        12,012,436
       senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .....................        24,490,000        24,235,304
    Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
       5.00%, 6/01/23 ...........................................................        19,195,000        19,409,792
       5.30%, 6/01/26 ...........................................................         7,000,000         7,009,310
       5.00%, 6/01/28 ...........................................................         8,925,000         9,114,567
    Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ................         6,100,000         6,278,608
    Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project,
       Series C,
       FSA Insured, zero cpn.,
          9/01/24 ...............................................................        26,855,000        11,751,211
          9/01/26 ...............................................................        29,430,000        11,422,077
          9/01/27 ...............................................................        22,860,000         8,343,443
          9/01/28 ...............................................................        14,425,000         4,946,188
          9/01/29 ...............................................................        24,810,000         7,984,602
          9/01/32 ...............................................................        13,665,000         3,666,456
          9/01/33 ...............................................................        37,070,000         9,373,150
          9/01/34 ...............................................................        24,970,000         5,962,586
          3/01/37 ...............................................................        16,080,000         3,320,681
    Anaheim PFAR,
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ..........         4,325,000         4,307,830
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 ..........         5,500,000         5,420,470
       Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 ...        20,030,000        18,270,364
    Anaheim UHSD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ..........         8,570,000         3,340,586
       Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ......................         3,900,000         4,173,975


                     Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
       5.50%, 9/02/08 ...........................................................   $     1,140,000   $     1,145,974
       5.60%, 9/02/09 ...........................................................         1,205,000         1,234,065
    Arcadia Hospital Revenue, Methodist Hospital of Southern California,
       6.50%, 11/15/12 ..........................................................         1,430,000         1,432,688
       6.625%, 11/15/22 .........................................................         3,750,000         3,757,275
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
       11/01/31 .................................................................         8,390,000         8,509,054
    Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 .......         4,770,000         4,789,080
    Baldwin Park USD, GO,
       (a) Capital Appreciation, Election of 2006, FSA Insured, zero cpn.,
           8/01/36 ..............................................................        11,410,000         2,095,561
           Election of 2006, FSA Insured, 5.00%, 8/01/36 ........................         6,875,000         6,914,600
    Bay Area Toll Authority Toll Bridge Revenue,
       San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/31 ..............        36,255,000        36,812,964
       Series F, 5.00%, 4/01/27 .................................................        18,065,000        18,605,324
    Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ...........         8,590,000         8,707,168
    Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ....         5,100,000         5,212,353
    Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment,
       Refunding, Series A, FSA Insured, 5.80%, 9/02/17 .........................         5,085,000         5,143,935
    Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 .......................         5,145,000         5,075,440
    Calexico USD, GO, MBIA Insured, Pre-Refunded, 5.25%, 8/01/33 ................         4,285,000         4,704,544
    California Counties Lease Financing Authority COP, CSAC Financing Corp.,
       Amador County Project, ETM, 7.70%, 10/01/09 ..............................           725,000           753,159
    California County Tobacco Securitization Agency Tobacco Revenue,
       Asset-Backed,
       Alameda County, 5.875%, 6/01/35 ..........................................         7,500,000         6,871,800
       Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43 ................        10,000,000        10,963,500
       Kern County Corp., Series A, 6.125%, 6/01/43 .............................        28,135,000        26,209,722
       Kern County Corp., Series B, 6.25%, 6/01/37 ..............................        19,460,000        18,729,861
       Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ............        10,235,000        11,213,978
       Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 .............        30,000,000        32,869,500
       Stanislaus Funding, Series A, 5.875%, 6/01/43 ............................         8,690,000         7,801,361
       Tobacco Settlement, Gold Country Settlement Funding Corp., Pre-Refunded,
          6.00%, 6/01/38 ........................................................        10,000,000        11,021,400
    California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ......         2,545,000         2,562,611
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/32 ..............................................................         8,435,000         1,892,308
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/33 ..............................................................         8,435,000         1,774,218
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/34 ..............................................................         8,435,000         1,663,466
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/35 ..............................................................         8,435,000         1,559,632
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/36 ..............................................................         8,435,000         1,462,292
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/37 ..............................................................         8,435,000         1,371,025
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/38 ..............................................................         8,435,000         1,285,410
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn.,
          10/01/39 ..............................................................         8,435,000         1,205,193
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/26 ..............................................................         7,620,000         2,918,536
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/27 ..............................................................         7,365,000         2,651,326
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/28 ..............................................................         4,120,000         1,392,684
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/30 ..............................................................         5,685,000         1,693,107
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/31 ..............................................................         7,615,000         2,133,190
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn.,
          10/01/32 ..............................................................         7,615,000         2,010,055
       Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/36 ...         7,275,000         7,287,586


                     4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Educational Facilities Authority Revenue, (continued)
       Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%,
          12/01/35 ..............................................................   $     7,720,000   $     7,719,691
       Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%,
          12/01/32 ..............................................................         5,000,000         4,951,050
       Pooled College and University, Series B, Pre-Refunded, 6.75%,
          6/01/30 ...............................................................        11,495,000        12,413,680
       Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 .....         5,800,000         2,251,038
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ................        21,250,000        21,390,037
       Stanford University, Series T-1, 5.00%, 3/15/39 ..........................        43,000,000        44,724,730
       Stanford University, Series T-3, 5.00%, 3/15/26 ..........................        25,360,000        27,118,970
       University of Southern California, Series A, 4.50%, 10/01/33 .............         5,000,000         4,718,650
    California Health Facilities, Financing Authority Revenue, Insured Health
       Facility, Valleycare,
       Series A, California Mortgage Insured, Pre-Refunded, 5.25%, 5/01/22 ......         5,000,000         5,356,950
    California Health Facilities Financing Authority Revenue,
       Casa Colina, 6.125%, 4/01/32 .............................................        10,300,000        10,368,804
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ............        26,345,000        26,473,827
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ............       117,175,000       109,047,742
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%,
          7/01/15 ...............................................................        12,500,000        12,651,500
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%,
          7/01/17 ...............................................................         3,390,000         3,429,629
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%,
          7/01/24 ...............................................................         7,825,000         7,917,100
       Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 .........        13,655,000        13,791,550
       Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 .........        17,270,000        17,442,700
       Catholic Healthcare West, Series G, 5.25%, 7/01/23 .......................         3,000,000         2,984,610
       Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .....         8,355,000         8,456,764
       Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ......        52,500,000        53,144,175
       County Program, Series B, 7.20%, 1/01/12 .................................         1,815,000         1,821,607
       Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 ...         5,000,000         5,069,800
       Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 ...        25,390,000        25,653,548
       Families First, Refunding, Series A, California Mortgage Insured, 6.00%,
          12/01/25 ..............................................................        11,365,000        11,684,356
       Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%,
          12/01/22 ..............................................................         1,395,000         1,397,637
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ................        71,050,000        71,178,600
       Insured Health Facility, Help Group, Series A, California Mortgage
          Insured, 6.10%, 8/01/25 ...............................................        12,905,000        13,183,361
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................        46,000,000        46,325,220
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ............        32,295,000        33,003,552
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ............       136,775,000       139,775,843
       Kaiser Permanente, Series A, zero cpn., 10/01/11 .........................        13,970,000        12,367,781
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................         7,515,000         7,648,692
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ........................        38,260,000        38,900,472
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ........................        38,020,000        38,646,950
       Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .........................        80,000,000        80,565,600
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%,
          8/15/26 ...............................................................         6,000,000         6,072,540
       Marshall Hospital, Refunding, Series A, California Mortgage Insured,
          5.30%, 11/01/28 .......................................................         5,500,000         5,509,295
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ..............         6,340,000         5,963,594
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%,
          1/01/22 ...............................................................         6,610,000         6,687,932
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%,
          1/01/26 ...............................................................         5,000,000         5,043,750
       Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%,
          7/01/19 ...............................................................         8,500,000         8,602,425
       Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%,
          4/01/25 ...............................................................        10,915,000        10,383,549
       Southern California, Series A, California Mortgage Insured, 5.50%,
          12/01/22 ..............................................................         3,070,000         3,105,029
       Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ..........         1,815,000         1,839,339
       Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .........         6,170,000         6,284,330


                     Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Health Facilities Financing Authority Revenue, (continued)
    (a)Sutter Health, Series A, 5.00%, 8/15/38 ..................................   $    35,300,000   $    33,791,631
       Sutter Health, Series A, 5.00%, 11/15/42 .................................        40,000,000        37,866,800
       Sutter Health, Series A, 5.25%, 11/15/46 .................................        45,000,000        44,051,400
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .....................        61,000,000        61,154,330
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ...................        10,600,000        10,723,914
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ......           480,000           502,992
       The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ..........        28,150,000        28,166,890
       The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ...         7,420,000         7,511,934
       University of California San Francisco-Stanford Health Care, Refunding,
          Series B, AMBAC Insured, 5.00%, 11/15/28 ..............................        25,000,000        25,220,500
       University of California San Francisco-Stanford Health Care, Refunding,
          Series B, FSA Insured, 5.00%, 11/15/31 ................................        26,920,000        27,157,434
       University of California San Francisco-Stanford Health Care, Series A, FSA
          Insured, Pre-Refunded, 5.00%, 11/15/31 ................................         5,750,000         5,873,913
    California HFAR,
       Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 .......................         1,580,000         1,580,237
       Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ........           575,000           261,159
       Home Mortgage, Series K, 4.75%, 8/01/36 ..................................         5,000,000         4,337,150
       Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
          thereafter, 8/01/31 ...................................................         2,605,000         2,379,173
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .........................         1,235,000         1,235,951
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .........................        11,950,000        11,739,799
    California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 7/01/33 ........................................................         5,000,000         5,268,850
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded,
          5.00%, 7/01/29 ........................................................        50,985,000        53,715,757
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ...............        10,000,000        10,061,000
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ..............        34,000,000        34,282,200
    California Municipal Finance Authority COP, Community Hospitals of Central
       California, 5.25%,
       2/01/37 ..................................................................        37,100,000        33,131,413
       2/01/46 ..................................................................        90,650,000        78,155,710
    California PCFA, PCR,
       Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%,
          12/01/16 ..............................................................        31,500,000        31,984,470
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .................        32,535,000        32,584,128
    California Resource Efficiency Financing Authority COP, Capital Improvements
       Program, AMBAC Insured,
       5.625%, 4/01/22 ..........................................................           325,000           328,721
       5.75%, 4/01/27 ...........................................................           475,000           480,472
    California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 .....................................         9,580,000         9,592,741
       Refunding, Series B, 5.50%, 12/01/18 .....................................         2,500,000         2,514,800
       Series A, 5.20%, 12/01/27 ................................................        17,110,000        16,985,268
       Series B, 5.20%, 12/01/28 ................................................         3,620,000         3,622,208
    California State Department of Water Resources Central Valley Project
       Revenue, Water System, Refunding,
       Series Q, MBIA Insured, 5.375%, 12/01/27 .................................        19,885,000        19,931,730
       Series S, 5.00%, 12/01/29 ................................................        24,085,000        24,133,652
       Series U, 5.00%, 12/01/29 ................................................        11,945,000        11,963,754


                     6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State Department of Water Resources Central Valley Project
       Revenue, Water System, Refunding, (continued)
       Series Y, FGIC Insured, 5.00%, 12/01/25 ..................................   $    19,725,000   $    20,128,376
       Series U, Pre-Refunded, 5.00%, 12/01/29 ..................................            55,000            56,308
       Series Y, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ....................           275,000           296,288
    California State Department of Water Resources Power Supply Revenue, Series
       A, Pre-Refunded,
       5.25%, 5/01/20 ...........................................................        50,000,000        54,200,000
       5.375%, 5/01/21 ..........................................................        22,000,000        23,946,340
       5.375%, 5/01/22 ..........................................................        34,020,000        37,029,749
    California State GO,
       5.00%, 2/01/22 ...........................................................         7,000,000         7,129,220
       6.00%, 5/01/24 ...........................................................         2,565,000         2,585,135
       5.125%, 4/01/25 ..........................................................         5,000,000         5,097,950
       5.20%, 4/01/26 ...........................................................        17,000,000        17,353,600
       5.25%, 4/01/27 ...........................................................             5,000             5,116
       5.25%, 4/01/34 ...........................................................            20,000            20,206
    (a)5.00%, 8/01/34 ...........................................................       100,000,000        98,704,000
       AMBAC Insured, 5.90%, 3/01/25 ............................................           210,000           210,836
       AMBAC Insured, 5.00%, 4/01/31 ............................................            20,000            20,137
       AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 ..............................        29,980,000        32,462,344
       FGIC Insured, 6.00%, 8/01/19 .............................................           905,000           906,973
       FGIC Insured, 5.625%, 10/01/26 ...........................................         6,345,000         6,374,377
       FSA Insured, 5.50%, 4/01/19 ..............................................           540,000           542,992
       FSA Insured, 5.50%, 3/01/20 ..............................................           415,000           416,444
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ................................        30,000,000        31,406,100
       MBIA Insured, 5.00%, 10/01/23 ............................................         2,180,000         2,194,432
       MBIA Insured, 6.00%, 8/01/24 .............................................           990,000           992,030
       Pre-Refunded, 5.25%, 9/01/23 .............................................        19,750,000        20,786,875
       Pre-Refunded, 5.25%, 10/01/23 ............................................         9,250,000         9,784,835
       Pre-Refunded, 5.00%, 2/01/27 .............................................        46,000,000        48,857,060
       Pre-Refunded, 5.25%, 4/01/27 .............................................         4,995,000         5,473,271
       Pre-Refunded, 5.00%, 2/01/29 .............................................        13,000,000        13,807,430
       Pre-Refunded, 5.25%, 2/01/29 .............................................           310,000           331,855
       Pre-Refunded, 5.25%, 4/01/29 .............................................         5,580,000         6,114,285
       Pre-Refunded, 5.25%, 2/01/30 .............................................           140,000           149,870
       Pre-Refunded, 5.25%, 4/01/32 .............................................         9,835,000        10,558,659
       Pre-Refunded, 5.25%, 4/01/34 .............................................        19,980,000        21,893,085
       Principal EAGLES I Program, Series 6, zero cpn., 3/01/09 .................         5,000,000         4,929,500
       Principal EAGLES II Program, Series 3, zero cpn., 3/01/09 ................         7,500,000         7,394,250
       Principal MUNI RAES, Series 8, zero cpn., 4/01/09 ........................         9,000,000         8,857,890
       Refunding, 5.25%, 9/01/23 ................................................         1,250,000         1,319,675
       Refunding, 5.625%, 9/01/24 ...............................................           255,000           255,645
       Refunding, 5.25%, 2/01/29 ................................................        53,690,000        54,480,561
       Refunding, 5.25%, 2/01/30 ................................................        29,860,000        30,139,490
       Refunding, 5.25%, 4/01/32 ................................................           165,000           165,764
       Refunding, AMBAC Insured, 5.00%, 4/01/23 .................................         6,250,000         6,349,688
       Refunding, MBIA Insured, 5.00%, 10/01/32 .................................         5,000,000         4,957,950
       Refunding, Series BR, 5.30%, 12/01/29 ....................................        13,000,000        13,008,580


                     Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO, (continued)
       Various Purpose, 5.125%, 4/01/24 .........................................   $    10,000,000   $    10,226,200
       Various Purpose, 5.25%, 12/01/26 .........................................           145,000           148,843
       Various Purpose, 5.00%, 11/01/37 .........................................        10,000,000         9,818,100
       Various Purpose, Pre-Refunded, 5.25%, 12/01/26 ...........................        12,770,000        14,025,036
       Various Purpose, Refunding, 5.00%, 6/01/32 ...............................        48,750,000        48,344,887
       Various Purpose, Refunding, 5.25%, 3/01/38 ...............................        61,545,000        61,865,034
       Various Purpose, Refunding, MBIA Insured, 5.00%, 6/01/37 .................        35,000,000        34,368,250
    California State Local Government Finance Authority Revenue, Marin
       Valley Mobile, Series A, FSA Insured, 5.85%, 10/01/27 ....................         5,955,000         6,065,882
    California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22 .....................         8,645,000         8,793,435
       Department of Corrections, Series C, 5.00%, 6/01/24 ......................        12,225,000        12,386,248
       Department of Corrections, Series C, 5.00%, 6/01/25 ......................         4,810,000         4,836,936
       Department of Corrections, Series C, 5.25%, 6/01/28 ......................        25,475,000        25,616,641
       Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ..........        12,000,000        12,011,640
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .........        56,500,000        56,461,580
       Trustees of California State University, Refunding, Series A, 5.00%,
          10/01/19 ..............................................................         7,500,000         7,589,475
       Various California Community Colleges Projects, Refunding, Series A,
          5.90%, 4/01/17 ........................................................         8,320,000         8,416,429
    California State University at Channel Islands Financing Authority
       Revenue, East Campus
       Community, Series A, MBIA Insured, Pre-Refunded, 5.00%, 9/01/31 ..........        11,000,000        11,678,810
    California State University Revenue, Systemwide,
       Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ........................         5,000,000         5,050,000
       Refunding, Series C, MBIA Insured, 5.00%, 11/01/30 .......................        15,490,000        15,564,352
       Series A, AMBAC Insured, 5.00%, 11/01/35 .................................        15,925,000        15,900,316
       Series A, FSA Insured, 5.00%, 11/01/29 ...................................        10,000,000        10,160,900
    California Statewide CDA,
       COP, Catholic Healthcare West, 6.50%, 7/01/20 ............................         2,415,000         2,612,619
       COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ..............         5,575,000         6,038,784
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................        37,685,000        35,792,836
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 .............................        32,200,000        33,699,554
       COP, MBIA Insured, 5.00%, 4/01/18 ........................................         7,000,000         6,851,600
       COP, MBIA Insured, 5.125%, 4/01/23 .......................................         6,000,000         5,613,600
       COP, Refunding, FSA Insured, 5.50%, 8/15/31 ..............................         9,000,000         9,265,590
       COP, The Internext Group, 5.375%, 4/01/17 ................................         8,700,000         8,726,709
       COP, The Internext Group, 5.375%, 4/01/30 ................................        67,480,000        61,045,107
    MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ........         7,177,000         7,527,022
    California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck
       Palms/Magnolia,
       Series A, Radian Insured, 4.60%, 2/01/37 .................................         5,010,000         4,224,482
    California Statewide CDA Revenue,
       5.50%, 10/01/33 ..........................................................        45,465,000        44,971,250
       Catholic Healthcare West, Refunding, Series L, Assured Guaranty,
          5.25%, 7/01/41 ........................................................        13,000,000        13,111,280
       Catholic Healthcare West, Series A, 5.50%, 7/01/30 .......................        10,000,000         9,874,300
       Catholic Healthcare West, Series E, 5.50%, 7/01/31 .......................        15,000,000        14,884,200
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .........         6,000,000         5,898,060
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .........         5,000,000         4,708,000
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .........        13,900,000        12,916,992
       Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .........        22,685,000        19,766,348
       Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .........         4,025,000         3,932,143


                     8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue, (continued)
       East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ........   $    11,000,000   $    10,562,310
       East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .......        25,000,000        22,644,500
       Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ..............         6,300,000         5,822,271
       Henry Mayo Newhall Memorial Hospital, Califronia Mortgage Insured,
          5.00%, 10/01/37 .......................................................         5,000,000         4,756,500
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ..................        22,000,000        20,613,780
       Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ..................        50,000,000        45,563,500
       Insured Health Facility, Jewish Home, California Mortgage Insured,
          5.50%, 11/15/33 .......................................................        20,400,000        20,691,516
       Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 ...................        24,590,000        22,034,607
       Kaiser Permanente, Series A, 5.50%, 11/01/32 .............................        27,000,000        27,131,760
       Kaiser Permanente, Series B, 5.00%, 3/01/41 ..............................        17,980,000        16,545,556
       Kaiser Permanente, Series B, 5.25%, 3/01/45 ..............................       156,640,000       148,829,930
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
          12/01/37 ..............................................................        20,000,000        19,024,400
       Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%,
          6/01/30 ...............................................................        10,000,000        10,065,400
       Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .........         7,670,000         7,927,865
       Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .........         9,755,000         9,991,169
       Refunding, California Mortgage Insured, 5.50%, 1/01/28 ...................         3,615,000         3,682,564
       Series B, 5.625%, 8/15/42 ................................................        51,000,000        51,696,660
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 .........        30,275,000        31,584,091
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ..........        15,300,000        15,370,839
       Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ....         4,945,000         4,375,682
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ......................       103,300,000        97,580,279
       Sutter Health, Series B, 5.25%, 11/15/48 .................................        15,000,000        14,632,200
       (a) Sutter Health, Series C, 5.00%, 11/15/38 .............................        23,925,000        22,845,743
    California Statewide CDA Revenue COP,
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/09 ......................................         6,450,000         6,301,715
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/10 ......................................         6,745,000         6,317,030
       Capital Appreciation, Hospital, Triad Health Care, California Mortgage
          Insured, ETM, zero cpn., 8/01/11 ......................................         3,115,000         2,796,117
       CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
          Pre-Refunded, ETM, 5.75%, 10/01/25 ....................................        24,545,000        27,633,743
       Southern California Development Corp., California Mortgage Insured,
          6.10%, 12/01/15 .......................................................         1,895,000         1,898,240
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing
       Program,
       Series A, FSA Insured, 5.25%, 10/01/24 ...................................         3,925,000         4,087,770
       Series A, FSA Insured, 5.00%, 10/01/29 ...................................         1,095,000         1,116,681
       Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 .....................         1,075,000         1,185,284
       Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 .....................         1,905,000         2,077,669
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 .....................         5,000,000         5,279,805
    California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .........         5,735,000         5,739,989
    Camarillo Community Development Commission Tax Allocation, Camarillo
       Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36 ...............         7,800,000         7,011,420
    Campbell RDA Tax Allocation, Central Campbell Redevelopment Project,
       Series A, 6.00%, 10/01/33 ................................................         5,000,000         5,162,550
    Campbell USD,
       GO, Series A, FGIC Insured, 5.00%, 8/01/28 ...............................         5,205,000         5,274,747
       GO, Series E, FSA Insured, 5.00%, 8/01/29 ................................         6,260,000         6,406,547
       Series B, FGIC Insured, zero cpn., 8/01/20 ...............................         5,000,000         2,734,400
       Series B, FGIC Insured, zero cpn., 8/01/21 ...............................         6,280,000         3,217,370


                     Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Capistrano University School CFD Special Tax, Number 90-2 Talega,
       5.875%, 9/01/33 ..........................................................   $     5,805,000   $     5,615,815
       6.00%, 9/01/33 ...........................................................         7,100,000         6,990,660
(b) Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%,
       8/01/33 ..................................................................        15,630,000        14,914,302
    Central California Joint Powers Health Financing Authority COP, Community
       Hospitals of Central California,
          6.00%, 2/01/20 ........................................................         5,000,000         5,302,600
          Pre-Refunded, 5.625%, 2/01/21 .........................................         6,750,000         7,224,323
          Pre-Refunded, 6.00%, 2/01/30 ..........................................        34,960,000        37,075,779
          Pre-Refunded, 5.75%, 2/01/31 ..........................................        18,070,000        19,395,434
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A,
       AMBAC Insured, 5.00%, 11/01/22 ...........................................         6,675,000         6,521,075
    Chabot-Las Positas Community College District GO,
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/38 ...............................................................        52,010,000         9,480,903
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/39 ...............................................................        54,045,000         9,309,792
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/40 ...............................................................        56,165,000         9,114,456
       Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
          8/01/41 ...............................................................        58,365,000         8,949,105
       Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ................        11,500,000        11,567,850
       Series B, AMBAC Insured, 5.00%, 8/01/30 ..................................        17,330,000        17,478,345
    Chaffey UHSD, GO,
       Series B, 5.00%, 8/01/25 .................................................         6,510,000         6,615,462
       Series C, FSA Insured, 5.00%, 5/01/27 ....................................         6,980,000         7,196,729
    Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project,
       AMBAC Insured, 5.00%, 4/01/32 ............................................         5,000,000         4,817,900
    Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%,
       8/01/31 ..................................................................        23,825,000        23,886,945
    Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 .................        10,360,000        10,424,854
    Chula Vista IDR,
       Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ....        14,000,000        14,160,300
       Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ..........         8,500,000         8,650,450
    Claremont RDA Tax Allocation, Consolidated Redevelopment Project,
       Refunding, 5.50%, 8/01/23 ................................................         4,950,000         5,075,186
    Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%,
       8/01/27 ..................................................................         7,000,000         6,974,170
    Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 .............         1,305,000         1,309,541
    Commerce Joint Powers Financing Authority Revenue, Redevelopment
       Projects, Series B, Radian Insured, 5.125%, 8/01/35 ......................         8,175,000         7,474,321
    Compton USD, GO,
       AMBAC Insured, 5.00%, 6/01/29 ............................................         5,660,000         5,703,865
       Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31 ................         5,000,000         5,012,750
    Contra Costa Community College District GO, Election of 2002, FGIC Insured,
       5.00%, 8/01/26 ...........................................................        11,700,000        11,945,934
    Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero
       cpn., 11/01/15 ...........................................................         6,810,000         5,109,203
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero
       cpn., 9/01/17 ............................................................        37,820,000        14,916,962
    Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC
       Insured, ETM, 6.50%, 3/01/09 .............................................           535,000           551,906
    Corcoran Hospital District Revenue, Series A, California Mortgage
       Insured, 6.55%, 7/01/12 ..................................................           605,000           606,567


                    10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%,
       9/01/20 ..................................................................   $    14,480,000   $    16,251,049
    Corona-Norco USD,
       GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ..............         5,130,000         5,204,590
       PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ........................         7,140,000         6,367,880
    Coronado CDA Tax Allocation, Coronado Community Development Project,
       Refunding, MBIA Insured, 5.00%, 9/01/34 ..................................         6,115,000         6,114,572
    CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%,
       1/01/21 ..................................................................         1,935,000         1,958,665
    Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 .............         6,365,000         6,540,929
    Daly City Housing Development Finance Agency Mobile Home Park Revenue,
       Senior Franciscan Mobile, Refunding, Series A, 5.00%, 12/15/47 ...........        20,645,000        18,239,238
    Delano UHSD, GO,
       Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 .................         5,160,000         4,869,802
       (b) Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ....................         8,520,000         7,911,587
    Desert Community College District GO,
       Capital Appreciation Bonds, Series C, FSA Insured, zero cpn., 8/01/46 ....       396,230,000        46,616,459
       Series C, FSA Insured, 5.00%, 8/01/32 ....................................        12,070,000        12,316,711
    Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded, 5.00%,
       6/01/29 ..................................................................        16,425,000        17,821,125
    Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded,
       5.00%, 2/01/30 ...........................................................         4,860,000         5,296,282
    Duarte COP, Refunding, Series A, 5.25%,
       4/01/19 ..................................................................         5,000,000         5,033,850
       4/01/24 ..................................................................         5,000,000         4,941,550
       4/01/31 ..................................................................        12,500,000        11,986,625
    East Bay MUD Wastewater System Revenue, Refunding, Sub Series A, AMBAC
       Insured, 5.00%, 6/01/37 ..................................................        38,085,000        38,137,557
    East Bay MUD Water System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ........................        99,545,000       100,395,114
       Sub Series A, MBIA Insured, 5.00%, 6/01/28 ...............................         7,000,000         7,110,040
       Sub Series A, MBIA Insured, 5.00%, 6/01/29 ...............................        27,495,000        27,846,386
       Sub Series A, MBIA Insured, 5.00%, 6/01/30 ...............................        15,000,000        15,156,450
       Sub Series A, MBIA Insured, 5.00%, 6/01/35 ...............................        21,985,000        22,111,634
    East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%,
       8/01/35 ..................................................................        22,685,000        23,137,112
    Eastern Municipal Water District Water and Sewer Revenue COP, Series B,
       FGIC Insured, Pre-Refunded, 5.00%, 7/01/30 ...............................        31,370,000        33,163,109
    El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ..........         3,015,000         3,102,556
    El Centro Financing Authority Hospital Revenue, El Centro Regional Medical
       Center Project, California Mortgage Insured, 5.25%, 3/01/26 ..............         8,500,000         8,587,550
    El Dorado County Special Tax, CFD No. 1992-1,
       5.875%, 9/01/24 ..........................................................         4,475,000         4,248,699
       6.00%, 9/01/31 ...........................................................         8,850,000         8,353,338
       Refunding, 6.25%, 9/01/29 ................................................        19,750,000        19,362,307
    El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       Pre-Refunded, zero cpn.,
       8/01/16 ..................................................................         2,050,000         1,391,028
       8/01/22 ..................................................................        11,485,000         5,541,857
       8/01/27 ..................................................................        11,495,000         4,171,995


                     Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%,
      8/01/28 ...................................................................   $     5,635,000   $     5,564,450
    Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
       zero cpn.,
       12/01/19 .................................................................         2,775,000         1,568,902
       12/01/20 .................................................................         2,765,000         1,484,003
       12/01/21 .................................................................         4,195,000         2,110,085
       12/01/22 .................................................................         4,195,000         1,987,885
       12/01/23 .................................................................         4,195,000         1,887,498
       12/01/24 .................................................................         4,200,000         1,771,476
    Emeryville PFAR,
       Housing Increment Loan, 6.20%, 9/01/25 ...................................         3,115,000         3,120,732
       Shellmound Park Redevelopment and Housing Project, Refunding, Series B,
          MBIA Insured, 5.00%, 9/01/28 ..........................................        10,000,000        10,046,400
    Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%,
       4/01/42 ..................................................................        10,000,000         9,545,100
    Florin Resource Conservation District COP, Elk Grove Water Service,
       Refunding, Series A, MBIA Insured, 5.00%, 3/01/33 ........................         8,715,000         8,741,929
    Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding,
       Series A, 5.50%, 10/01/27 ................................................        12,500,000        12,722,125
    Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured,
       5.80%, 5/01/17 ...........................................................         4,685,000         4,846,492
    Foothill-De Anza Community College District GO,
       Capital Appreciation, zero cpn., 8/01/27 .................................         5,205,000         1,908,049
       MBIA Insured, zero cpn., 8/01/26 .........................................         5,290,000         2,062,042
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, zero cpn., 1/15/21 ......................        51,180,000        23,925,626
       Capital Appreciation, Refunding, zero cpn., 1/15/25 ......................        57,000,000        20,147,790
       Capital Appreciation, Refunding, zero cpn., 1/15/30 ......................        98,460,000        23,870,642
       Capital Appreciation, Refunding, zero cpn., 1/15/31 ......................        14,635,000         3,314,828
       Capital Appreciation, Refunding, zero cpn., 1/15/32 ......................       100,000,000        21,158,000
       Capital Appreciation, Refunding, zero cpn., 1/15/33 ......................       132,460,000        26,172,771
       Capital Appreciation, Refunding, zero cpn., 1/15/34 ......................       100,000,000        18,450,000
       Capital Appreciation, Refunding, zero cpn., 1/15/35 ......................        20,000,000         3,444,800
       Capital Appreciation, Refunding, zero cpn., 1/15/36 ......................       182,160,000        29,284,042
       Capital Appreciation, Refunding, zero cpn., 1/15/37 ......................       170,615,000        25,595,662
       Capital Appreciation, Refunding, zero cpn., 1/15/38 ......................       160,560,000        22,473,583
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter,
          1/15/20 ...............................................................        49,500,000        47,227,455
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter,
          1/15/23 ...............................................................        10,000,000         9,439,500
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
          1/15/26 ...............................................................        30,000,000        27,919,800
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
          1/15/27 ...............................................................        80,835,000        71,924,558
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
          1/15/28 ...............................................................        80,500,000        73,337,110
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
          1/15/29 ...............................................................       112,230,000       101,648,956
       Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 .........        10,000,000        10,266,300
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 .....        30,835,000        16,408,537
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 .....         5,765,000         2,911,094
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 .....        72,045,000        34,547,739
       Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 .....         2,000,000           763,700
       Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%,
          1/01/14 ...............................................................         5,500,000         5,980,535
       Refunding, 5.75%, 1/15/40 ................................................       395,510,000       385,396,809


                    12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
       senior lien, Series A, 5.00%, 1/01/35 ....................................   $    15,955,000   $    13,794,374
       senior lien, Series A, ETM, zero cpn., 1/01/25 ...........................        20,660,000         9,372,409
       senior lien, Series A, ETM, zero cpn., 1/01/26 ...........................        23,475,000        10,064,672
       senior lien, Series A, ETM, zero cpn., 1/01/27 ...........................        15,000,000         6,050,250
       senior lien, Series A, ETM, zero cpn., 1/01/29 ...........................        35,310,000        12,731,020
       senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ......................         8,000,000         8,693,120
    Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC
       Insured, 5.00%, 8/01/34 ..................................................         7,235,000         7,276,095
    Fremont USD Alameda County GO, Election 2002, Series B, FSA Insured,
       5.00%, 8/01/28 ...........................................................        10,000,000        10,130,400
    Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ....        15,000,000         5,488,350
    Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 .....................         8,440,000         8,673,535
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 ..........        20,000,000        18,250,600
       Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 .........................         5,000,000         3,826,700
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ..........................        77,500,000        66,118,350
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ..............        64,000,000        56,901,120
       Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%,
          6/01/30 ...............................................................        34,150,000        32,924,015
       Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%,
          6/01/45 ...............................................................        30,000,000        26,935,800
       Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .........        15,000,000        16,146,000
       Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .........        57,000,000        61,354,800
       Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ..........       138,000,000       149,310,480
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ........................        14,085,000        13,102,149
       Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ............................         5,290,000         5,987,963
    Hartnell Community College District GO, Election of 2002, Series A, MBIA
       Insured, Pre-Refunded, 5.00%, 8/01/27 ....................................         5,020,000         5,408,548
    Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ....         2,360,000         2,529,519
    Helix Water District COP, Installment Purchase, Series A, FSA Insured,
       5.25%, 4/01/24 ...........................................................         8,925,000         9,089,488
    Huntington Beach City and School District, Capital Appreciation, Election of
       2002, Series A, FGIC Insured, zero cpn., 8/01/28 .........................        10,005,000         3,346,272
    Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
       8/01/27 ..................................................................         3,530,000         3,607,766
       8/01/29 ..................................................................        11,000,000        11,183,920
    Indio Water Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/36 ..........        18,020,000        17,965,039
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
       Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ............         3,715,000         3,868,875
    Inland Empire Tobacco Securitization Authority Tobacco Settlement
       Revenue, Capital Appreciation, Series B, zero cpn. to 12/01/11, 5.75%
       thereafter, 6/01/26 ......................................................        35,000,000        26,480,650
    Intercommunity Hospital Financing Authority COP, Northbay Healthcare
       System, Refunding, ACA Insured, 5.25%, 11/01/19 ..........................        10,550,000        10,285,617
    Irvine 1915 Act GO,
       AD No. 00-18, Group 4, 5.375%, 9/02/26 ...................................         2,500,000         2,330,975
       AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 .........................         2,000,000         1,920,120
       AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 .........................         4,295,000         3,995,424
    Irvine USD Financing Authority Special Tax, Series A,
       5.00%, 9/01/26 ...........................................................         3,000,000         2,692,050
       5.125%, 9/01/36 ..........................................................        11,180,000         9,775,233
    Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured,
       5.00%, 8/01/34 ...........................................................        16,500,000        16,146,405
    Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34 ..........        15,000,000        14,371,650


                     Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Kern County Board of Education COP, Refunding, Series A, MBIA Insured,
       5.20%, 5/01/28 ...........................................................   $     3,150,000   $     3,185,879
    Kern High School District GO,
       Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ................         5,275,000         5,284,337
       Election of 2004, Series B, FSA Insured, 5.00%, 8/01/30 ..................        13,270,000        13,516,689
    La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ...............................           100,000           103,455
    La Palma Community Development Commission Tax Allocation, La Palma Community
       Development Project No. 1, Refunding, 6.10%, 6/01/22 .....................         2,210,000         2,225,581
    La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC
       Insured, 5.125%, 9/01/32 .................................................        10,825,000        10,539,004
    Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 .................         5,375,000         4,766,120
    Lake Elsinore PFA Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%,
          9/01/25 ...............................................................         6,750,000         6,761,205
       Series A, 5.50%, 9/01/30 .................................................        15,550,000        15,573,791
    Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .....             5,000             7,192
    Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ..............         8,115,000         8,252,549
    Local Medical Facilities Financing Authority COP, Insured California
       Health Clinic Project, California Mortgage Insured, 7.55%, 3/01/20 .......         1,505,000         1,508,717
    Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B,
       MBIA Insured, Pre-Refunded, zero cpn., 1/15/19 ...........................         6,360,000         3,485,598
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series
       A, 5.00%, 12/01/23 .......................................................         9,200,000         8,855,092
    Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South
       Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 .......................        20,000,000        19,460,400
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.50%, 11/15/28 ..........................................................         8,000,000         7,751,840
       5.00%, 11/15/29 ..........................................................        17,465,000        15,636,065
       5.50%, 11/15/30 ..........................................................         5,000,000         4,819,050
       5.00%, 11/15/35 ..........................................................        69,800,000        61,345,824
       5.50%, 11/15/37 ..........................................................        35,000,000        33,194,700
    Long Beach California Board Finance Authority Lease Revenue, Temple and
       Willow Facility, Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ......        14,935,000        14,971,591
    Los Angeles Community College District GO,
       Election 2001, Series A, FGIC Insured, 5.00%, 8/01/32 ....................        15,000,000        15,141,150
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .....................        69,275,000        73,443,277
    Los Angeles COP, Department of Public Social Services, Series A, AMBAC
       Insured, 5.50%,
       8/01/24 ..................................................................         4,000,000         4,109,840
       8/01/31 ..................................................................         5,000,000         5,133,550
    Los Angeles County COP,
       Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
          11/01/33 ..............................................................         8,000,000         8,470,000
       Insured Health Clinic Program, Refunding, Series F, California Mortgage
          Insured, 5.875%, 1/01/21 ..............................................         7,520,000         7,611,669
       Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ................           925,000           927,433
    Los Angeles County Infrastructure and Economic Development Bank Revenue,
       County
       Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .........         7,765,000         7,784,878
    Los Angeles County MTA Sales Tax Revenue,
       Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%,
          7/01/24 ...............................................................         5,000,000         5,339,000
       Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 .....            35,000            36,507
       Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ........        12,965,000        13,065,219


                    14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles County Sanitation Districts Financing Authority Revenue,
       Capital Projects,
       District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 .............   $     7,000,000   $     6,753,530
       District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 .............        30,820,000        29,305,505
       Series A, MBIA Insured, 5.00%, 10/01/34 ..................................         7,110,000         7,109,431
    Los Angeles CRDA,
       Financing Authority Revenue, Pooled Financing, Beacon Normandie,
          Series B, 6.625%, 9/01/14 .............................................           665,000           666,343
       MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .........         5,000,000         5,000,500
    Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..............         6,280,000         6,455,777
    Los Angeles Department of Water and Power Waterworks Revenue, System,
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 ............................        14,385,000        14,413,195
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38 ............................        30,000,000        30,021,300
       Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ............................        17,000,000        17,000,000
       Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ............................        60,000,000        59,602,800
    Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 8/01/25 ..................................................        15,000,000        15,135,600
    Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured,
       5.75%, 1/01/24 ...........................................................           275,000           275,913
    Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC Insured, 5.00%,
          10/01/31 ..............................................................        28,210,000        28,291,527
       GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ............        29,000,000        26,782,080
       GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 .............        25,000,000        25,213,000
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ............        13,815,000        13,932,704
       GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ............         6,000,000         6,039,300
       GO, Election of 2004, Series H, FSA Insured, 5.00%, 7/01/32 ..............        33,575,000        34,134,359
       GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 ..................        40,000,000        37,471,200
       GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 .................       170,250,000       183,233,265
       GO, Series G, AMBAC Insured, 5.00%, 7/01/24 ..............................        16,770,000        17,237,044
       Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 .....................         5,000,000         5,050,000
    Los Angeles Wastewater System Revenue, Refunding, Series A,
       FGIC Insured, 5.00%, 6/01/32 .............................................         6,000,000         6,016,620
       FSA Insured, 4.875%, 6/01/29 .............................................        34,335,000        34,088,818
       FSA Insured, 5.00%, 6/01/32 ..............................................        17,500,000        17,635,625
    Los Angeles Water and Power Revenue,
       Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ..........         2,000,000         2,010,960
       Power System, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37 ..............        12,345,000        12,407,095
       Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ................        10,000,000        10,147,300
       Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ................        63,435,000        64,143,569
       Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 .....................        10,575,000        10,794,960
       Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ......................         7,000,000         7,039,900
       Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ...................         6,550,000         6,730,387
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA
       Insured, 5.90%, 9/01/28 ..................................................         6,470,000         6,723,559
    M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA
       Insured, 6.00%, 7/01/22 ..................................................         6,330,000         6,552,183
    Madera County COP, Valley Children's Hospital, MBIA Insured,
       5.00%, 3/15/23 ...........................................................         8,500,000         8,588,995
       5.75%, 3/15/28 ...........................................................        27,500,000        27,545,100
(c) Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding,
       8.00%, 1/01/14 ...........................................................         1,315,000         1,325,007


                     Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 .............   $     5,575,000   $     5,588,324
    Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%,
       12/01/33 .................................................................         3,340,000         3,341,470
    Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
       AMBAC Insured, 5.00%, 1/01/22 ............................................         5,000,000         5,069,300
    Metropolitan Water District of Southern California Waterworks Revenue,
       Series A, 5.00%, 7/01/32 .................................................        35,000,000        35,711,550
       Series A, 5.00%, 7/01/37 .................................................        12,250,000        12,445,142
       Series B1, FGIC Insured, 5.00%, 10/01/33 .................................         5,000,000         5,024,800
    Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA
       Insured, ETM,
       5.40%, 1/15/17 ...........................................................        12,155,000        13,074,769
       5.50%, 1/15/24 ...........................................................        11,790,000        13,068,272
    Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 ...................        11,970,000        12,780,369
    Modesto High School District Stanislaus County GO, Capital Appreciation,
       Series A,
       FGIC Insured, zero cpn.,
       8/01/21 ..................................................................         9,660,000         4,855,309
       8/01/23 ..................................................................        10,815,000         4,821,760
       5/01/27 ..................................................................        12,770,000         4,489,549
    Modesto Irrigation District COP, Refunding and Capital Improvements,
       Series B, 5.30%, 7/01/22 .................................................         4,015,000         4,022,548
    Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
       AMBAC Insured, Pre-Refunded, 5.125%, 9/01/33 .............................         5,220,000         5,301,380
       Refunding, AMBAC Insured, 5.125%, 9/01/33 ................................           315,000           317,290
    Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC
       Insured, 5.20%, 9/01/37 ..................................................         4,315,000         4,263,608
    Monterey Peninsula Community College District GO, Series C, FSA Insured,
       5.00%, 8/01/34 ...........................................................        10,000,000        10,113,400
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
       8/01/27 ..................................................................         6,315,000         2,425,149
       8/01/28 ..................................................................         6,625,000         2,396,130
    Murrieta Valley USD,
       GO, FSA Insured, 4.50%, 9/01/28 ..........................................         5,300,000         4,966,895
       PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .........         6,975,000         6,586,562
    Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 ...............................        16,635,000        15,974,258
    Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%,
       8/15/22 ..................................................................         1,440,000         1,445,976
    New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero
       cpn., 8/01/23 ............................................................        14,700,000         6,763,029
    Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%,
       3/01/30 ..................................................................         8,515,000         8,533,648
    Northern California Power Agency Multiple Capital Facilities Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .......................        19,250,000        19,467,140
    Northern California Power Agency Public Power Revenue, Hydroelectric
       Project No. 1,
       Refunding, Series A, MBIA Insured, 5.125%, 7/01/23 .......................         4,950,000         5,004,252
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/28 ........................         9,060,000         9,148,063
       Refunding, Series A, MBIA Insured, 5.20%, 7/01/32 ........................        12,930,000        13,070,549
       Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/23 ....................         2,470,000         2,494,700
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .....................         6,915,000         6,984,150
       Series A, MBIA Insured, Pre-Refunded, 5.20%, 7/01/32 .....................        30,745,000        31,052,450
    Oakland Revenue, 1800 Harrison Foundation,
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ....................        13,825,000        14,524,130
       Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ....................        13,470,000        14,151,178


                    16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
       8/01/29 ..................................................................   $     5,755,000   $     5,732,498
       8/01/33 ..................................................................         5,590,000         5,487,871
    Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 .....         5,000,000         5,060,250
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       5.50%, 8/15/24 ...........................................................         1,100,000         1,046,881
       5.60%, 8/15/28 ...........................................................         3,250,000         3,080,903
       5.625%, 8/15/34 ..........................................................         5,000,000         4,642,200
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       5.15%, 8/15/29 ...........................................................         6,405,000         5,843,282
       5.20%, 8/15/34 ...........................................................        11,000,000         9,740,280
    Orange County Water District Revenue COP, Series B, MBIA Insured,
       5.00%, 8/15/28 ...........................................................        22,950,000        23,123,731
       5.00%, 8/15/34 ...........................................................        19,435,000        19,433,834
       ETM, 5.00%, 8/15/34 ......................................................         4,140,000         4,196,842
    Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 .................        10,820,000        10,601,111
    Palmdale CRDA Tax Allocation,
       Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ................         3,055,000         3,108,310
       Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ....         6,980,000         6,732,768
    Peralta Community College District GO, Election of 2000, Series C,
       MBIA Insured, 5.00%,
       8/01/31 ..................................................................         4,105,000         4,145,516
       8/01/34 ..................................................................         6,920,000         6,973,838
    Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .......................         5,000,000         5,170,700
    Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ................        19,095,000         9,223,649
    Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ............................         5,210,000         5,230,423
    Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ....         2,390,000         2,393,681
    Port of Oakland Revenue, Series L, FGIC Insured, 5.375%, 11/01/27 ...........         5,000,000         4,793,750
    Porterville COP, Infrastructure Financing Project, AMBAC Insured,
       5.00%, 7/01/30 ...........................................................         7,420,000         7,400,337
       5.00%, 7/01/36 ...........................................................         6,535,000         6,419,004
       Pre-Refunded, 5.00%, 7/01/28 .............................................        10,430,000        10,638,600
    Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 ..........................................................         6,250,000         6,265,000
       6.00%, 8/01/20 ...........................................................         5,400,000         5,412,204
       6.00%, 8/01/28 ...........................................................        15,000,000        15,030,900
    Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 .................................         5,020,000         5,137,217
    Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC
       Insured, zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 .................         5,500,000         4,054,765
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower
       Medical Center,
       Pre-Refunded, 5.625%, 7/01/34 ............................................        10,000,000        11,168,700
       Refunding, Series A, 5.00%, 7/01/38 ......................................        14,000,000        12,621,280
       Series A, 5.00%, 7/01/47 .................................................        60,000,000        53,638,800
    Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM,
       zero cpn.,
       8/15/16 ..................................................................         8,605,000         6,204,721
       8/15/17 ..................................................................        13,605,000         9,322,146
       8/15/18 ..................................................................        13,605,000         8,802,843
    Redding California Electricity System Revenue COP, Series A, FGIC
       Insured, 5.00%, 6/01/35 ..................................................        12,725,000        12,250,994


                     Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA
       Insured, 5.00%, 5/01/34 ..................................................   $     5,060,000   $     5,085,047
    Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37 .........................        13,525,000        14,273,068
    Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ..................        13,985,000         8,159,129
    Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA
       Insured, Pre-Refunded, 5.00%,
       2/01/26 ..................................................................         6,500,000         6,890,195
       2/01/31 ..................................................................         7,000,000         7,420,210
    Rio Linda USD, GO, Election 2006, FSA Insured, 5.00%, 8/01/31 ...............        10,000,000        10,174,900
    Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
       Hospital Project,
       MBIA Insured, zero cpn., 6/01/23 .........................................        14,160,000         6,277,836
       MBIA Insured, zero cpn., 6/01/24 .........................................        13,005,000         5,417,623
       Series A, 6.50%, 6/01/12 .................................................        20,125,000        21,691,530
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series
       A, FGIC Insured, 5.00%,
       11/01/30 .................................................................         9,905,000         9,618,944
       11/01/36 .................................................................         6,345,000         6,066,962
    Riverside County Flood Control and Water Conservation District Elsinore
       Valley AD, Zone 3, 7.875%,
       9/01/08 ..................................................................           240,000           242,136
       9/01/09 ..................................................................           260,000           275,543
       9/01/10 ..................................................................           280,000           306,919
       9/01/11 ..................................................................           305,000           344,095
       9/01/12 ..................................................................           325,000           375,235
       9/01/13 ..................................................................           350,000           413,907
       9/01/14 ..................................................................           380,000           459,906
       9/01/15 ..................................................................           410,000           504,886
       9/01/16 ..................................................................           440,000           549,679
       9/01/17 ..................................................................           475,000           595,859
    Riverside County PFA, COP,
       5.75%, 5/15/19 ...........................................................         3,500,000         3,509,800
       5.80%, 5/15/29 ...........................................................        14,230,000        13,663,931
    Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/35 .......................        17,500,000        16,625,350
    Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC
       Insured, Pre-Refunded,
       5.00%, 10/01/28 ..........................................................        14,035,000        15,178,151
       5.125%, 10/01/35 .........................................................        17,035,000        18,487,915
    Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, ETM, zero cpn., 9/01/14 ........................................        20,220,000        15,986,134
       Series A, ETM, zero cpn., 11/01/20 .......................................        25,055,000        13,828,105
       Series B, ETM, zero cpn., 6/01/23 ........................................        26,160,000        12,026,798
    RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC
       Insured, 5.00%, 9/01/36 ..................................................        10,090,000         9,691,849
    Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 .........         3,660,000         3,646,604
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .........         4,100,000         3,974,294
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .........         4,595,000         4,268,479
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .........         5,145,000         4,566,393


                    18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Rocklin USD, GO, (continued)
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .........   $     5,760,000   $     4,870,886
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .........        33,960,000        23,188,567
       Election of 2002, FGIC Insured, zero cpn., 8/01/25 .......................         8,160,000         3,214,469
       Election of 2002, FGIC Insured, zero cpn., 8/01/26 .......................         8,695,000         3,214,976
       Election of 2002, FGIC Insured, zero cpn., 8/01/27 .......................         9,080,000         3,148,218
       Election of 2002, FGIC Insured, zero cpn., 8/01/28 .......................        16,615,000         5,396,718
    Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding,
       8.25%,
       9/02/08 ..................................................................           130,000           130,764
       9/02/09 ..................................................................           110,000           113,917
    Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
       8/01/11 ..................................................................         3,115,000         2,800,354
       8/01/17 ..................................................................        30,770,000        19,352,484
    Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29 ..................................................................        10,000,000        10,081,900
       2/01/34 ..................................................................        17,000,000        17,040,290
    Roseville Joint UHSD,
       Capital Appreciation, Series A, zero cpn., 8/01/10 .......................         1,820,000         1,702,774
       Capital Appreciation, Series A, zero cpn., 8/01/11 .......................         1,965,000         1,769,188
       Capital Appreciation, Series A, zero cpn., 8/01/17 .......................        18,155,000        11,406,968
       GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 .............         8,375,000         8,297,280
    Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26 .......         5,000,000         4,544,300
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital
       Assessment District, Series A, FGIC Insured, 5.00%, 10/01/37 .............         8,715,000         8,479,346
    Sacramento City Financing Authority Revenue, Capital Improvement,
       AMBAC Insured, 5.00%, 12/01/33 ...........................................           485,000           482,216
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 .............................         7,035,000         7,630,302
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%,
          12/01/31 ..............................................................        16,915,000        16,661,782
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%,
          12/01/36 ..............................................................        10,000,000         9,747,800
       Pre-Refunded, 5.625%, 6/01/30 ............................................         6,000,000         6,395,520
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ...................        26,250,000        27,747,562
    Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%,
       7/01/30 ..................................................................         5,250,000         5,274,465
    Sacramento County Airport System Revenue,
       Senior Series A, FSA Insured, 5.00%, 7/01/41 .............................        10,000,000         9,951,900
       Senior Series B, FSA Insured, 5.25%, 7/01/39 .............................        20,000,000        19,463,000
    Sacramento County Sanitation District Financing Authority Revenue,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ............................         5,000,000         5,392,000
       Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/30 ..        10,000,000        10,084,100
       Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/36 ..        66,095,000        66,220,580
       Sacramento Regional County Sanitation District, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 12/01/35 .........................................        40,000,000        43,657,600
       Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ......................        11,900,000        11,991,273
    Sacramento MUD, Electric Revenue, sub. lien, Refunding, 8.00%, 11/15/10 .....        16,110,000        16,151,564
    Sacramento MUD Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ........................         9,095,000         8,893,364
       Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ...................         4,500,000         4,411,440
       Series N, MBIA Insured, 5.00%, 8/15/28 ...................................        63,500,000        64,079,755
    Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ................         6,000,000         6,059,100


                     Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Saddleback Valley USD, GO,
       Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 .................   $     5,250,000   $     4,877,145
       FSA Insured, 5.00%, 8/01/27 ..............................................         4,680,000         4,858,495
       FSA Insured, 5.00%, 8/01/29 ..............................................         4,335,000         4,453,606
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
       Refunding, FSA Insured, 5.25%, 9/01/28 ...................................         6,800,000         6,900,096
    San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26 ................................................        13,045,000        12,681,566
       Series A, MBIA Insured, 5.50%, 8/01/22 ...................................        40,830,000        40,925,950
    San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...................         6,920,000         7,480,935
       Series A, GNMA Secured, 6.70%, 3/20/43 ...................................         3,345,000         3,601,863
    San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall
       Project, Refunding, MBIA Insured, 5.70%, 1/01/23 .........................         6,315,000         6,391,348
    San Carlos School District GO, Election of 2005, Series A, MBIA Insured,
       5.00%,
       10/01/26 .................................................................         5,070,000         5,232,088
       10/01/30 .................................................................         9,820,000         9,938,331
    San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ..........................        24,000,000        24,103,920
    San Diego County Water Authority Water Revenue COP, Series A,
       FSA Insured, 5.00%, 5/01/34 ..............................................       106,705,000       107,618,395
       MBIA Insured, 5.00%, 5/01/25 .............................................        12,440,000        12,609,433
    San Diego Public Facilities Financing Authority Sewer Revenue,
       Series A, FGIC Insured, 5.25%, 5/15/27 ...................................        21,750,000        21,886,807
       Series B, FGIC Insured, 5.25%, 5/15/22 ...................................         5,200,000         5,232,708
    San Diego Public Facilities Financing Authority Water Revenue,
       MBIA Insured, 5.00%, 8/01/26 .............................................        12,210,000        12,285,580
       Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ....................        20,000,000        19,267,400
    San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA
       Insured, 6.00%, 11/01/15 .................................................         5,000,000         5,058,500
    San Diego USD, GO,
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ....        12,160,000         6,336,211
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ....         8,440,000         4,154,168
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ....        11,120,000         5,165,129
       Election of 1998, Refunding, Series G-1, FSA Insured, 4.50%, 7/01/29 .....         9,710,000         9,021,464
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .................         6,975,000         7,252,745
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .................        16,000,000        16,808,160
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..................        10,000,000        10,601,900
       Series C, FSA Insured, 5.00%, 7/01/26 ....................................         6,490,000         6,910,163
    San Francisco BART District GO, Election of 2004, Series B, 5.00%,
       8/01/32 ..................................................................        28,000,000        28,572,320
       8/01/35 ..................................................................        15,000,000        15,273,300
    San Francisco BART District Sales Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ...............................        11,790,000        12,355,448
       FSA Insured, 5.00%, 7/01/36 ..............................................         6,760,000         6,840,241
    San Francisco City and County Airports Commission Airport Revenue,
       Refunding, Series 28B, MBIA Insured, 5.00%, 5/01/27 ......................         5,050,000         5,001,066


                    20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Francisco City and County Airports Commission International Airport
       Revenue,
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ........   $     7,500,000   $     6,929,850
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ........         5,260,000         4,680,769
       Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ..............        26,290,000        23,779,831
       Second Series, Issue 23B, FGIC Insured, Pre-Refunded, 5.125%, 5/01/30 ....        10,000,000        10,381,300
    San Francisco City and County COP, 30 Van Ness Avenue Property, Series A,
       MBIA Insured, 5.00%, 9/01/31 .............................................         5,805,000         5,566,356
    San Francisco City and County RDA,
       Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ...........................           315,000           315,851
       Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn.,
          7/01/08 ...............................................................         7,785,000         7,785,000
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ................        19,500,000        19,690,320
       Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ................        17,000,000        17,082,280
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ................        57,000,000        56,953,830
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ................        80,000,000        78,152,000
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ................        80,000,000        77,446,400
       Refunding, Series A, 5.50%, 1/15/28 ......................................       247,300,000       224,723,983
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................        85,500,000        85,712,040
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................        21,200,000        21,207,208
       senior lien, 5.00%, 1/01/33 ..............................................        82,040,000        71,579,900
       senior lien, ETM, zero cpn., 1/01/25 .....................................         5,700,000         2,556,792
       senior lien, ETM, zero cpn., 1/01/28 .....................................        33,545,000        12,663,573
       senior lien, ETM, zero cpn., 1/01/29 .....................................        37,050,000        13,016,035
       senior lien, Refunding, Series A, 5.65%, 1/15/18 .........................        60,000,000        60,108,000
       senior lien, Refunding, Series A, 5.70%, 1/15/20 .........................        80,000,000        79,332,000
       senior lien, Refunding, Series A, 5.75%, 1/15/22 .........................        90,000,000        87,850,800
    San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ........................        11,000,000        10,637,330
       Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 .......................        65,000,000        62,229,700
       Series D, MBIA Insured, 5.00%, 3/01/28 ...................................        10,000,000         9,839,500
    San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%,
          6/01/39 ...............................................................        20,885,000        20,560,865
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ............        46,400,000        46,922,928
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ........................        14,045,000        14,302,726
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ........................        14,730,000        14,974,223
    San Jose Financing Authority Revenue, Fourth and San Fernando Parking
       Facility, Series A, AMBAC Insured, 5.00%, 9/01/24 ........................         5,000,000         5,075,550
    San Jose GO
       Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ........................        35,150,000        35,334,889
       Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 ...............        11,600,000        11,825,968
       Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%,
          9/01/34 ...............................................................        15,820,000        15,962,064
    San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%,
       7/20/38 ..................................................................         7,110,000         7,111,920
    San Jose RDA Tax Allocation,
       Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ....         7,325,000         7,418,247
       Merged Area Redevelopment Project, AMBAC Insured, Pre-Refunded, 5.00%,
          8/01/31 ...............................................................         2,000,000         2,025,200
       Merged Area Redevelopment Project, Pre-Refunded, 5.25%, 8/01/29 ..........         9,860,000        10,084,216
       Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%,
          8/01/28 ...............................................................         2,030,000         2,055,497
       Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
          8/01/32 ...............................................................        13,395,000        12,642,871


                     Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
       1/01/27 ..................................................................   $     7,105,000   $     2,710,060
       1/01/29 ..................................................................         7,105,000         2,393,532
    San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 ..................................................................         9,200,000         9,497,252
       8/01/27 ..................................................................         9,150,000         9,428,343
    San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%,
       12/01/34 .................................................................         4,000,000         3,999,840
    San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
       8/01/26 ..................................................................        15,825,000         6,425,267
       8/01/27 ..................................................................        18,605,000         6,757,150
       8/01/28 ..................................................................        19,470,000         6,640,438
(a) San Luis Obispo County Financing Authority Revenue, Nacimiento Water
       Project, Series A,
       MBIA Insured, 5.00%, 9/01/32 .............................................        12,500,000        12,378,000
    San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ..............................        15,000,000        17,469,600
    San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 ................................................         4,745,000         4,804,597
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded,
          5.75%, 10/01/29 .......................................................         5,340,000         5,807,410
       Senior Tax Increment Project Area 3, Series A, MBIA Insured,
          Pre-Refunded, 5.80%, 10/01/30 .........................................         8,035,000         8,521,198
    San Mateo County Joint Powers Authority Lease Revenue, Capital Projects,
       Refunding, Series A, FSA Insured, 5.00%, 7/15/29 .........................        13,000,000        13,189,540
    San Mateo Flood Control District COP, Colma Creek Flood Control Zone,
       AMBAC Insured, 5.00%, 8/01/39 ............................................         6,555,000         6,503,609
    San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25 ..................        10,185,000        10,960,791
    San Mateo UHSD,
       COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to
          12/14/19, 5.00% thereafter, 12/15/43 ..................................        11,535,000         5,288,567
       GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero
          cpn., 9/01/22 .........................................................         5,000,000         2,406,900
       GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          9/01/25 ...............................................................        13,865,000        14,720,609
    San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ..........        18,360,000        18,636,502
    San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%,
       8/01/36 ..................................................................         5,655,000         5,464,427
    San Ramon Valley USD, GO, Election of 2002,
       FSA Insured, 5.00%, 8/01/26 ..............................................         2,800,000         2,838,248
       FSA Insured, 5.40%, 3/01/28 ..............................................        27,410,000        28,530,247
       MBIA Insured, 5.00%, 8/01/25 .............................................        14,215,000        14,613,873
       MBIA Insured, 5.00%, 8/01/28 .............................................        14,770,000        14,985,790
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 .....         6,000,000         6,201,360
(c) Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
       6.25%, 11/15/20 ..........................................................         4,605,000         4,275,144
    Santa Clara County Financing Authority Revenue, El Camino, Series B,
       AMBAC Insured, 5.125%, 2/01/41 ...........................................        20,000,000        19,042,600
    Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project,
       Series A, GNMA Secured, 6.40%, 6/20/35 ...................................         5,425,000         5,434,331
    Santa Clara USD, COP, 5.375%, 7/01/31 .......................................         7,575,000         7,728,848
    Santa Clarita Community College District GO, Election of 2006, MBIA
       Insured, 5.00%, 8/01/32 ..................................................         9,765,000         9,537,476
    Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%,
       8/01/29 ..................................................................         5,625,000         5,715,225
    Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .......        11,535,000        11,489,898


                    22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Santa Margarita Water District Special Tax, Community Facilities District
       No. 99-1, Pre-Refunded, 6.00%, 9/01/30 ...................................   $     9,000,000   $    10,107,720
    Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ........           410,000           410,906
    Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
       5.55%, 8/01/27 ...........................................................        21,000,000        21,864,570
    Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
       AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 ..............................        13,110,000        13,803,126
    Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 .........         5,000,000         5,463,200
    School Facilities Financing Authority Revenue, Capital Appreciation, Grant
       Joint UHSD, Series A, FSA Insured, zero cpn., 8/01/42 ....................        49,000,000         7,297,080
    Shafter Joint Powers Financing Authority Lease Revenue, Community
       Correctional Facility Project, Series A,
       5.95%, 1/01/11 ...........................................................         1,195,000         1,203,652
       6.05%, 1/01/17 ...........................................................         5,135,000         5,172,434
    Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, Pre-Refunded,
       5.00%, 8/01/26 ...........................................................         6,000,000         6,505,800
    Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
       5.30%, 9/01/29 ...........................................................         1,615,000         1,403,726
       5.40%, 9/01/34 ...........................................................         2,000,000         1,729,340
    Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ..........        24,665,000        26,496,623
    Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%,
       7/01/36 ..................................................................         5,600,000         5,666,192
    South Gate Utility Authority Revenue, Water and Sewer Systems Project,
       FGIC Insured, 5.00%, 10/01/32 ............................................         6,475,000         5,884,674
    Southern California Public Power Authority Natural Gas Project Revenue,
       Project No.1, Series A, 5.00%, 11/01/33 ..................................        17,500,000        16,608,025
    Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 ...........................................................        10,000,000        11,291,700
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .........................        12,000,000        10,866,840
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .........................        16,890,000        14,646,501
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .........................        16,000,000        13,303,360
    Southern California Public Power Authority Project Revenue, Magnolia Power
       Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ...........        15,800,000        17,042,512
    Southern California Public Power Authority Transmission Project Revenue,
       Southern Transmission Project, 6.125%, 7/01/18 ...........................         1,135,000         1,137,667
    Standard Elementary School District GO, Election of 2006, Series A, AMBAC
       Insured, 5.00%, 11/01/30 .................................................         5,000,000         5,026,700
    Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
       5.875%, 8/01/23 ..........................................................         2,295,000         2,420,169
       6.00%, 8/01/31 ...........................................................         6,585,000         6,952,904
    Stockton East Water District COP, 1990 Project, Series B, zero cpn.,
       4/01/16 ..................................................................       103,885,000        70,761,268
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%,
       11/01/31 .................................................................         9,110,000         9,145,620
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA
       Insured, 5.20%, 9/01/29 ..................................................        19,160,000        19,451,807
    Stockton USD, GO,
       Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ..............         5,030,000         5,084,374
       MBIA Insured, 5.00%, 1/01/28 .............................................         5,335,000         5,381,948
    Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment
       Project, Series A, zero cpn., 10/01/28 ...................................        17,855,000         5,512,910


                     Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Sweetwater UHSD, GO, Election of 2006, Series A, FSA Insured, 5.625%,
       8/01/47 ..................................................................   $    10,000,000   $    10,669,100
    Tahoe Forest Hospital District Revenue, Series A,
       5.90%, 7/01/29 ...........................................................         1,635,000         1,604,148
       Pre-Refunded, 5.90%, 7/01/29 .............................................         6,355,000         6,734,203
    Thousand Oaks SFHMR, Capital Appreciation, Mortgage-Backed Securities
       Program, Refunding, Series A, GNMA Secured, zero cpn., 9/01/23 ...........            16,000            64,082
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ......        17,390,000        18,357,058
    Tobacco Securitization Authority Southern California Tobacco Settlement
       Revenue, Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ............................        80,500,000        86,945,635
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43 ...........................       123,165,000       133,587,222
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ...............................        48,435,000        53,195,192
    Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
       Pre-Refunded,
       5.25%, 6/01/31 ...........................................................         6,800,000         7,225,204
       5.375%, 6/01/41 ..........................................................        30,250,000        32,246,197
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
       5.50%, 6/01/31 ...........................................................         4,385,000         4,419,992
    Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ...................................        10,750,000        11,188,923
       Series A, FSA Insured, 6.10%, 10/01/15 ...................................        13,220,000        14,527,590
       Series C, FSA Insured, 6.00%, 7/01/12 ....................................         2,600,000         2,746,640
       Series C, FSA Insured, 6.10%, 7/01/19 ....................................         5,215,000         6,059,830
    Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC
      Insured, 5.125%, 10/01/27 .................................................         5,000,000         5,073,100
    Tustin CFD No. 04-01 Special Tax, John Laing Homes,
       5.375%, 9/01/29 ..........................................................         1,000,000           918,830
       5.50%, 9/01/34 ...........................................................         1,500,000         1,372,020
    Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ........         8,645,000         8,881,873
    Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
       AMBAC Insured, Pre-Refunded, 5.75%, 10/01/33 .............................         4,830,000         5,074,495
    University of California Regents Medical Center Pooled Revenue, Series A,
       MBIA Insured, 4.50%, 5/15/47 .............................................        66,335,000        60,250,754
    University of California Regents Revenue, Series A, MBIA Insured, 4.50%,
       5/15/37 ..................................................................        36,715,000        33,824,061
    University of California Revenues,
       General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ................        35,000,000        31,848,250
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/29 ...................        17,300,000        17,624,548
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 ...................        15,000,000        15,196,800
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/37 ..................        10,000,000        10,049,200
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/41 ..................        22,500,000        22,594,725
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%,
          9/01/23 ...............................................................         9,200,000         9,741,788
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%,
          9/01/26 ...............................................................        13,430,000        14,220,893
       Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%,
          9/01/31 ...............................................................         5,000,000         5,205,850
       Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 .....................        61,235,000        65,160,776
       UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 .............         3,710,000         3,725,656
       UCLA Medical Center, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
          5/15/34 ...............................................................         6,290,000         6,754,139
    Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .......         8,635,000         8,808,736
    Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ................................         4,385,000         4,291,775
    Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 ..........        12,790,000        12,753,932


                    24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District,
       Series A, 5.80%, 9/01/31 .................................................   $     4,605,000   $     4,385,111
    Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%,
       5/01/19 ..................................................................         2,030,000         2,038,790
    Vista Community Development Commission Tax Allocation Revenue, Vista
       Redevelopment Project Area, 5.875%, 9/01/37 ..............................         5,000,000         5,107,650
    Vista USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 ..................         4,370,000         4,472,302
       Series B, FGIC Insured, 5.00%, 8/01/28 ...................................         6,000,000         6,018,420
    Washington Township Health Care District Revenue, Refunding,
       5.25%, 7/01/29 ...........................................................         6,500,000         6,418,555
       Series A, 5.00%, 7/01/37 .................................................         7,000,000         6,401,220
    West Contra Costa USD, GO,
       Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 .................        11,605,000        11,194,995
       Series A, FSA Insured, 5.00%, 8/01/35 ....................................        32,000,000        32,378,880
    West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
       6/01/30 ..................................................................         4,200,000         3,891,384
       6/01/36 ..................................................................         5,045,000         4,606,791
    West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 .................         6,250,000         6,380,438
    West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA
       Insured, 5.00%, 9/01/34 ..................................................         5,000,000         4,802,300
    Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/26 .............................................        13,150,000        13,220,352
       MBIA Insured, 5.00%, 9/01/34 .............................................        13,500,000        13,209,885
       Series A, MBIA Insured, 5.00%, 9/01/30 ...................................         6,250,000         6,191,750
       Series A, MBIA Insured, 5.00%, 9/01/31 ...................................         7,490,000         7,388,361
       Series A, MBIA Insured, 5.00%, 9/01/35 ...................................         6,910,000         6,748,928
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       Pre-Refunded,
       5.60%, 6/01/22 ...........................................................        14,285,000        15,634,075
       5.75%, 6/01/31 ...........................................................        28,000,000        30,797,480
    William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ............         8,685,000         8,870,425
    Yuba Community College District GO,
       Capital Appreciation, Election of 2006, Series B, AMBAC Insured, zero
          cpn., 8/01/39 .........................................................         7,075,000         1,150,820
       Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46 ................        24,080,000        23,091,757
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA
       Insured, 5.00%,
       9/01/29 ..................................................................        10,100,000        10,136,461
       9/01/34 ..................................................................        12,765,000        12,672,071
                                                                                                      ---------------
                                                                                                       12,828,998,695
                                                                                                      ---------------
    U.S. TERRITORIES 8.3%
    PUERTO RICO 8.2%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed
       Bonds, Refunding,
       5.50%, 5/15/39 ...........................................................         7,210,000         6,639,256
       5.625%, 5/15/43 ..........................................................        25,500,000        23,448,270
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior
       lien, Series A, 6.00%, 7/01/44 ...........................................        10,500,000        10,907,715
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ..................        30,000,000        30,045,600
       Public Improvement, Refunding, Series B, 5.25%, 7/01/32 ..................         7,505,000         7,324,955


                     Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, (continued)
       Public Improvement, Series A, 5.125%, 7/01/31 ............................   $    95,185,000   $    92,248,543
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 ...............        26,750,000        28,541,983
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ..............        47,740,000        50,568,595
       Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32 ...............        12,495,000        13,852,082
       Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35 ...............        21,200,000        23,138,316
       Refunding, sub-series C-9, MBIA Insured, 6.00%, 7/01/27 ..................        21,000,000        22,212,750
       Series A, 5.25%, 7/01/32 .................................................        10,000,000         9,760,100
       Series A, 5.25%, 7/01/33 .................................................        26,050,000        25,377,910
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded, 5.00%, 7/01/36 ..........................        63,000,000        68,760,090
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ...............         5,800,000         5,711,376
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 .....................       111,175,000       112,286,750
       Series B, Pre-Refunded, 6.00%, 7/01/31 ...................................        13,000,000        13,877,240
       Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................        13,200,000        14,090,736
       Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................        45,000,000        47,947,050
       Series D, Pre-Refunded, 5.75%, 7/01/41 ...................................        20,000,000        21,586,600
       Series K, Pre-Refunded, 5.00%, 7/01/40 ...................................        30,000,000        32,654,100
       Series K, Pre-Refunded, 5.00%, 7/01/45 ...................................        30,000,000        32,654,100
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
       Revenue, 5.00%, 7/01/46 ..................................................        20,000,000        19,212,200
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax
       Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31 .........................         8,000,000         7,776,320
       FGIC Insured, 5.00%, 7/01/24 .............................................         6,505,000         6,316,745
    Puerto Rico Electric Power Authority Power Revenue,
       Series DD, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ....................        23,250,000        23,598,750
       Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................        48,000,000        51,991,200
       Series WW, 5.00%, 7/01/28 ................................................        12,030,000        11,835,836
       Series WW, 5.25%, 7/01/33 ................................................        32,250,000        32,274,832
    Puerto Rico Industrial Tourist Educational Medical and Environmental
       Control Facilities Revenue, Cogeneration Facility, AES Puerto
       Rico Project, 6.625%, 6/01/26 ............................................         6,800,000         7,061,800
    Puerto Rico PBA Guaranteed Revenue,
       Government Facilities, Refunding, Series D, 5.375%, 7/01/33 ..............        26,510,000        26,590,060
       Government Facilities, Series D, Pre-Refunded, 5.375%, 7/01/33 ...........        73,490,000        78,302,860
       Refunding, 5.00%, 7/01/37 ................................................        50,000,000        46,125,500
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series E, Pre-Refunded, 5.50%, 8/01/29 ...................................       139,995,000       148,845,484
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%,
       8/01/57 ..................................................................        10,000,000         9,593,000
    University of Puerto Rico Revenues, University System, Refunding, Series P,
       5.00%,
       6/01/25 ..................................................................        10,000,000         9,787,400
       6/01/30 ..................................................................         7,000,000         6,703,130
                                                                                                      ---------------
                                                                                                        1,179,649,234
                                                                                                      ---------------


                    26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ....................   $     7,000,000   $     7,024,220
       Refunding, Series A, 5.50%, 10/01/14 .....................................         3,865,000         3,910,839
                                                                                                      ---------------
                                                                                                           10,935,059
                                                                                                      ---------------
    TOTAL U.S. TERRITORIES ......................................................                       1,190,584,293
                                                                                                      ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $13,840,570,955) ..                      14,019,582,988
                                                                                                      ---------------
    SHORT TERM INVESTMENTS 2.2%
    MUNICIPAL BONDS 2.2%
    CALIFORNIA 2.2%
(d) Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Series C, AMBAC Insured, Weekly VRDN and Put, 3.40%, 4/01/37 .............        17,000,000        17,000,000
       Series G-3, AMBAC Insured, Weekly VRDN and Put, 9.00%, 4/01/47 ...........         8,100,000         8,100,000
(d) California Health Facilities Financing Authority Revenue, Adventist Hospital,
       Series A, MBIA Insured, Daily VRDN and Put, 7.75%, 9/01/28 ...............        13,205,000        13,205,000
       Series B, MBIA Insured, Daily VRDN and Put, 7.75%, 9/01/28 ...............         3,800,000         3,800,000
(d) California State Department of Water Resources Power Supply Revenue,
       Refunding, Sub Series F-5, Daily VRDN and Put, 2.85%, 5/01/22 ............         1,300,000         1,300,000
       Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 1.30%,
          5/01/16 ...............................................................         4,600,000         4,600,000
       Series B-1, Daily VRDN and Put, 1.45%, 5/01/22 ...........................        12,000,000        12,000,000
       Series B-5, Daily VRDN and Put, 2.16%, 5/01/22 ...........................        12,600,000        12,600,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 1.30%, 5/01/22 .............        11,990,000        11,990,000
(d) California State Department of Water Resources Supply Revenue, Refunding,
       Sub Series F-4, Daily VRDN and Put, 1.45%, 5/01/22 .......................        17,100,000        17,100,000
(d) California State Economic Recovery Revenue,
       Series C-2, Daily VRDN and Put, 2.16%, 7/01/23 ...........................         6,800,000         6,800,000
       Series C-16, FSA Insured, Weekly VRDN and Put, 1.25%, 7/01/23 ............         9,150,000         9,150,000
(d) California State GO,
       Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 1.45%,
          5/01/34 ...............................................................         3,800,000         3,800,000
       Series A-2, Daily VRDN and Put, 2.00%, 5/01/33 ...........................         3,000,000         3,000,000
       Series A-3, Daily VRDN and Put, 2.16%, 5/01/33 ...........................         7,400,000         7,400,000
(d) California Statewide CDA Revenue, Series A, Assured Guaranty, Weekly VRDN
       and Put, 1.33%, 3/01/37 ..................................................         5,000,000         5,000,000
(d) East Bay MUD Water System Revenue, Refunding, Sub Series A-3, Weekly VRDN
       and Put, 1.25%, 6/01/38 ..................................................        10,000,000        10,000,000
(d) Eastern Municipal Water District Water and Sewer Revenue COP, Refunding,
       Series B, MBIA Insured, Weekly VRDN and Put, 4.95%, 7/01/33 ..............             5,000             5,000
(d) Los Angeles Convention and Exhibition Center Authority Lease Revenue,
       Refunding,
       Series D, AMBAC Insured, Weekly VRDN and Put, 6.50%, 8/15/21 .............        10,950,000        10,950,000
       Series F, AMBAC Insured, Weekly VRDN and Put, 7.25%, 8/15/21 .............         8,895,000         8,895,000
(d) Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly
       VRDN and Put, 1.30%, 7/01/34 .............................................         1,950,000         1,950,000
(d) Metropolitan Water District of Southern California Waterworks Revenue,
       Authorization, Series B, Weekly VRDN and Put, 1.30%, 7/01/28 .............         1,550,000         1,550,000
       Refunding, Series B-3, Daily VRDN and Put, 2.16%, 7/01/35 ................         6,000,000         6,000,000
       Series C-1, Daily VRDN and Put, 2.85%, 7/01/36 ...........................         8,000,000         8,000,000


                     Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT            VALUE
                                                                                    ---------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(d) Orange County Special Financing Authority Teeter Plan Revenue,
       Series C, AMBAC Insured, Weekly VRDN and Put, 7.85%, 11/01/14 ............   $    20,200,000   $    20,200,000
       Series D, AMBAC Insured, Weekly VRDN and Put, 7.85%, 11/01/14 ............         3,700,000         3,700,000
       Series E, AMBAC Insured, Weekly VRDN and Put, 7.85%, 11/01/14 ............        22,300,000        22,300,000
(d) Oxnard Financing Authority Lease Revenue, Civic Center Phase 2 Project,
       AMBAC Insured, Weekly VRDN and Put, 6.00%, 6/01/36 .......................        18,115,000        18,115,000
(d) Pasadena COP, City Hall and Park Improvement Projects, AMBAC Insured,
       Weekly VRDN and Put, 5.00%, 2/01/33 ......................................        12,400,000        12,400,000
(d) Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly
       VRDN and Put, 7.00%, 8/01/37 .............................................        28,115,000        28,115,000
(d) San Francisco City and County Finance Corp. Lease Revenue, Moscone Center
       Expansion Project, Series 2, AMBAC Insured, Weekly VRDN and Put,
       5.00%, 4/01/30 ...........................................................        23,000,000        23,000,000
                                                                                                      ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $312,025,000) ............................                         312,025,000
                                                                                                      ---------------
    TOTAL INVESTMENTS (COST $14,152,595,955) 99.9% ..............................                      14,331,607,988
    OTHER ASSETS, LESS LIABILITIES 0.1% .........................................                          16,482,992
                                                                                                      ---------------
    NET ASSETS 100.0% ...........................................................                     $14,348,090,980
                                                                                                      ===============

(a)  A portion or all of the security purchased on a delayed delivery basis.

(b) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the aggregate value of these securities was $5,600,151, representing 0.04% of net assets.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                    28 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access Holdings Inc.
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
CSAC      - County Supervisors Association of California
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFAR      - Housing Finance Authority Revenue
HMR       - Home Mortgage Revenue
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Security
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Agency/Authority
RMR       - Residential Mortgage Revenue
SFHMR     - Single Family Home Mortgage Revenue
SFMR      - Single Family Mortgage Revenue
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
XLCA      - XL Capital Assurance


                     Quarterly Statement of Investments | 29

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $14,145,814,903
                                                ===============
Unrealized appreciation .....................   $   466,448,787
Unrealized depreciation .....................      (280,655,702)
                                                ---------------
Net unrealized appreciation (depreciation) ..   $   185,793,085
                                                ===============


                    30 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

As of June 30, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 31


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008












                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008

/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration







I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008

/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer